Notes Related to the Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employee benefits expense [line items]
Wages and salaries	€ 7,218	€ 4,857	€ 3,131
Share-based payments	1,475	1,178	1,124
Social security expenses	2,911	1,960	1,348
Total personnel expenses	11,604	7,995	5,603
Research and development expenses [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	5,229	3,371	2,235
Share-based payments	833	688	822
Social security expenses	1,854	1,224	920
Total personnel expenses	7,916	5,282	3,977
Other research and development expenses [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	1,166	688	953
Share-based payments	279	136	126
Social security expenses	578	350	427
Total personnel expenses	2,023	1,173	1,506
Clinical studies [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	4,028	2,670	1,238
Share-based payments	541	532	678
Social security expenses	1,259	868	468
Total personnel expenses	5,828	4,070	2,384
Intellectual property [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	34	13	43
Share-based payments	13	6	19
Social security expenses	18	19	25
Total personnel expenses	66	39	87
General and administrative expense [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	1,990	1,486	896
Share-based payments	642	490	302
Social security expenses	1,057	736	429
Total personnel expenses	€ 3,688	€ 2,713	€ 1,627